Basis of Presentation and Significant Accounting Policies - Reserves For Excess And Obsolete Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Write-off and scarping of inventory, related to product sold	$ 90
Reserves For Billing Adjustments [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	9	$ 13
Provision adjustment	219	133
Ending balance	18	9
Reserves for Contractual Allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	447	515
Provision adjustment	19,221	19,307
Ending balance	0	447
SEC Schedule, 12-09, Reserve, Inventory [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	453	416
Provision adjustment	42	81
Write-offs and scrap	(115)	(44)
Ending balance	380	453
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	553	531
Provision adjustment	180	453
Ending balance	$ 432	$ 553